Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 274,244	$ 269,706
Personal	45,587	45,429
Credit card	18,538	16,479
Business and government	194,870	188,542
Total gross amount	533,239	520,156
Total allowance	3,902	3,073
Net total	529,337	517,083
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	456	293
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,744	1,094
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,017	902
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	685	784
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages	787	596
Personal	247	227
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	224	167
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	667	351
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	181	146
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	3,902	3,073
Net total	$ 529,337	$ 517,083
Allowances as a % of gross loans	0.70%	0.60%
IFRS9 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 456	$ 293
Net total	$ 273,788	$ 269,413
Allowances as a % of gross loans	0.20%	0.10%
IFRS9 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 1,744	$ 1,094
Net total	$ 193,126	$ 187,448
Allowances as a % of gross loans	0.90%	0.60%
IFRS9 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 1,017	$ 902
Net total	$ 44,570	$ 44,527
Allowances as a % of gross loans	2.20%	2.00%
IFRS9 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 685	$ 784
Net total	$ 17,853	$ 15,695
Allowances as a % of gross loans	3.70%	4.80%
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 1,072	$ 664
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	224	167
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	667	351
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	181	146
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	2,830	2,409
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	232	126
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,077	743
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	836	756
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 685	$ 784